SCHEDULE OF ACCOUNTS AND OTHER LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 614,268	$ 1,189,896
Accrued expenses	21,026	12,741
Accrued consumption tax	17,185	389,245
Provision for compensated absences	157,641	167,839
Other payables	62,357	128,816
Asset retirement obligation - current		19,914
Total	$ 872,477	$ 1,908,451